Commitments and Contingencies (Details) - Schedule of Sales and Marketing Expense - Termination Agreement [Member] - Representative [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of Sales and Marketing Expense [Line Items]
Balance at January 1, 2022
Amount recorded upon signing of Termination Agreement	2,611
Amounts paid during 2022	(56)
Accretion	5
Balance at December 31, 2022	$ 2,560